Cover	Nov. 10, 2026	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002153615
Document Type	S-6
Entity Registrant Name	FT 13365
Document Period End Date		Nov. 10, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks total return through a combination of capital appreciation and dividend growth.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in a portfolio of common stocks to provide broad equity diversification across various market capitalizations, growth and value styles, and sectors from three distinct market segments. The three market segments are approximately weighted based on the following allocations as of the date the portfolio was selected:

Diversified Equity Strategic Allocation	40%
Capital Strength	30%
Dividend Strength	30%

The first step in the selection process is to identify each universe for the three market segments.

1. Diversified Equity Strategic Allocation

The Diversified Equity Strategic Allocation applies a model which analyzes domestic and international stocks to assess valuations based on risk, value, and growth factors. Growth stocks are stocks with higher than average price to book ratios, which are considered by the Sponsor to have the potential to outperform the overall market over time because of their future potential. Value stocks are stocks with lower than average price to book ratios, which are considered by the Sponsor to be currently trading below their intrinsic value and are therefore likely to provide a superior return. The domestic universe is established by identifying the 3,000 largest U.S. stocks (excluding limited partnerships, royalty trusts, regulated investment companies and business development companies) and then separating them into large-cap (largest 10%), mid-cap (next 20%), and small-cap (remaining 70%). The stocks in each group are then divided evenly between growth and value by their price to book ratios to establish the universe of stocks eligible for selection from within each market capitalization range. In the case of the small-cap universe, only the 250 largest stocks with a minimum average daily trading volume of $1,000,000 within each growth and value group are included to ensure sufficient liquidity. The international universe consists of the 100 largest companies from developed nations whose shares are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts/ADRs which trade on the over-the-counter market or are listed on a U.S. securities exchange. Regardless of universe, stocks with a price of $1,000 or higher per share are not eligible for selection.

Number of Eligible Stocks in Each Selection Universe:

	Domestic Large-Cap	Domestic Mid-Cap	Domestic Small-Cap	International
Growth	150	300	250	100
Value	150	300	250

Apply the rules-based stock selection models.

We then rank the stocks within each of the seven universes based on two multi-factor models, with each factor within a model receiving an equal weight. Half of a stock’s ranking is based on a risk model and applies to all seven universes. The remaining half of a stock’s ranking is based on a model which is determined by the stock’s style designation (i.e., growth, value or international). Value and international stocks are ranked together on one model, while growth stocks are ranked using a separate model.

Stock Selection Factors.

Risk Model. The following factors are used to evaluate and rank the stocks within the model:

•	Debt to equity ratio. Compares a company’s long-term debt to its stockholder’s equity. Companies that have a lower debt to equity ratio are assigned a higher ranking.
•	Beta. Compares a security’s volatility relative to the market. A security with a beta less than 1.0 would generally be considered lower risk than the market. Companies that have a lower beta are assigned a higher ranking.
•	Earnings variability. Compares a company’s trailing 12-months earnings per share from the previous five years against a linear trend line. Companies that have more consistent earnings growth are assigned a higher ranking.

Value & International Model. The following factors are used to evaluate and rank the stocks within the model:

•	Price to book ratio. Compares a company’s market capitalization to its book value. Companies that have a lower, but positive, price to book ratio are assigned a higher ranking.
•	Price to cash flow ratio. Compares a company’s market capitalization to its cash flow generated. Companies that have a lower, but positive, price to cash flow ratio are assigned a higher ranking.
•	Return on assets. Compares a company’s training 12-months net income to its total assets. Companies that have higher return on assets are assigned a higher ranking.

•	3-month price appreciation. Companies are numerically ranked by their stock’s trailing three-month price appreciation, with a preference to those with the greatest price appreciation.

Growth Model. The following factors are used to evaluate and rank the stocks within the model:

•	Price to sales ratio. Compares a company’s market capitalization to revenue generated. Companies that have a lower price to sales ratio are assigned a higher ranking.
•	Price to cash flow ratio. Compares a company’s market capitalization to its cash flow generated. Companies that have a lower, but positive, price to cash flow ratio are assigned a higher ranking.
•	Change in return on assets. Compares a company’s current return on assets relative to a year ago. Companies that have a higher change in return on assets are assigned a higher ranking.
•	6-month price appreciation. Companies are numerically ranked by their stock’s trailing six-month price appreciation, with a preference to those with the greatest price appreciation.

Select the highest scoring stocks.

The 30 stocks with the best overall ranking from each of the seven style classes are selected for the portfolio, subject to a maximum of six stocks from any one of the major market sectors as determined by S&P’s Global Industry Classification Standard (GICS®). The Financials and Real Estate sectors are combined for the sector limit purpose. If more than six stocks from any one of the major GICS® sectors are selected, those stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better price to cash flow ratio is selected.

Large-Cap Growth	25%
Large-Cap Value	25%
Mid-Cap Growth	10%
Mid-Cap Value	10%
Small-Cap Growth	5%
Small-Cap Value	5%
International	20%

Stocks are approximately equally weighted within their style, taking into consideration that only whole shares will be purchased.

2. Capital Strength

The initial universe of Capital Strength stocks is the S&P 500® Index. This universe is reduced by including only those companies with long-term debt to market value ratios of less than 30%, return on equity ratios of greater than 15%, and a cash and cash equivalents balance of greater than $1 billion.

Next, research analysts look for those companies that have earned a net cash flow return on investment that is above the average of their peers. The final step is to select companies based on the fundamental analysis of our team of research analysts. The 30 stocks selected for the Capital Strength market segment are those that meet the Trust’s investment objective, trade at attractive valuations and, in the analysts’ opinion, are likely to exceed market expectations of future cash flows.

3. Dividend Strength

The initial universe of Dividend Strength stocks is the S&P 1500® Index. This universe is reduced by including only those companies with a market capitalization above $1 billion, a long-term debt to market value of equity ratio of less than 40%, a return on equity ratio of greater than 10%, an indicated dividend yield of greater than 1.5%, a 5-year dividend growth rate of greater than 5%, and a dividend payout ratio below 50%.

Next, research analysts look for those companies that have earned a net cash flow return on investment that is above the average of their peers. The final step is to select companies based on the fundamental analysis of our team of research analysts. The 25 stocks selected for the Dividend Strength market segment are those that meet the Trust’s investment objective, trade at attractive valuations and, in the analysts’ opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in REITs.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.